Financial instruments and fair value disclosures - Liquidity risk (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 15,354	$ 14,901	$ 27,257
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	14,900	12,197	20,949
More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	270	257	2,307
More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	184	2,447	4,001
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	7,635	13,911	18,831
Trade and other payables | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	7,635	11,911	18,831
Trade and other payables | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis		2,000
Deferred government grants
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			24
Deferred government grants | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis			24
Provisions
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	7,000
Provisions | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	7,000
Lease liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	719	990	8,402
Lease liabilities | Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	265	286	2,118
Lease liabilities | More than one year but less than two years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	270	257	2,307
Lease liabilities | More than two years but less than five years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial liabilities on an undiscounted basis	$ 184	$ 447	$ 3,977